Other Long-term Payable (Tables)	12 Months Ended
Dec. 31, 2011
Other Long-term Payable
Summary of other long-term payables

	December 31,	December 31,
	2010	2011
	RMB	RMB
RSU long-term payable (see Note 2(n))	33,122	63,690
Other	220	200
	33,342	63,890